Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000015684 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015684 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015684 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015684 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015684 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015684 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015684 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015684 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015684 | Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015684 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015684 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000015684 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015684 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015684 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015684 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015684 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015684 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015684 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015684 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015684 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015684 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015687 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015687 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015687 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015687 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015687 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015687 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015687 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015687 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015687 | Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015687 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015687 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000015687 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015687 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015687 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015687 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015687 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015687 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015687 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015687 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015687 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015687 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015689 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015689 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015689 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015689 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015689 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015689 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015689 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015689 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015689 | Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015689 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015689 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000015689 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015689 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015689 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015689 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015689 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015689 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015689 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015689 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015689 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015689 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015690 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015690 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015690 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015690 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015690 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015690 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015690 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015690 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015690 | Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015690 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015690 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000015690 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015690 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015690 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015690 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015690 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015690 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015690 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015690 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015690 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015690 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%